ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES
Schedule of Accrued expenses

	As of December 31,
	2019	2018
Accrued interest	$106,563	$72,904
Accrued operating expenses	469,823	343,136
Total	$576,386	$416,040